UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND
Schedule of Investments
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 84.8%
Denmark — 1.7%
37,875	Carlsberg A/S Class B (Food, Beverage & Tobacco)	$3,765,486

France — 9.1%
33,959	Air Liquide SA (Materials)	4,236,506
93,482	GDF Suez SA (Utilities)	3,702,812
121,409	Safran SA (Capital Goods)	4,386,439
47,814	Societe Generale SA (Banks)(a)	3,088,455
85,935	Total SA (Energy)	5,028,598

		20,442,810

Germany — 4.8%
65,250	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	4,818,023
58,732	Henkel AG & Co. KGaA Preference Shares (Household & Personal Products)(a)	3,573,467
45,313	Kabel Deutschland Holding AG (Media)*	2,283,036

		10,674,526

Hong Kong — 1.4%
290,500	Lifestyle International Holdings Ltd. (Retailing)	725,456
140,000	Sun Hung Kai Properties Ltd. (Real Estate)	2,352,774

		3,078,230

Ireland — 1.3%
92,365	Kerry Group PLC Class A (Food, Beverage & Tobacco)	2,993,345

Italy — 7.4%
323,126	Azimut Holding SpA (Diversified Financials)	3,395,724
300,379	Eni SpA (Energy)	7,111,798
2,990,162	Telecom Italia SpA (Telecommunication Services)	3,560,289
1,053,678	UniCredit SpA (Banks)(a)	2,612,683

		16,680,494

Japan — 22.1%
1,613,000	DIC Corp. (Materials)	3,587,233
95,900	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	3,471,016
199,000	Hitachi High-Technologies Corp. (Technology Hardware & Equipment)	4,923,575
111,300	Honda Motor Co. Ltd. (Automobiles & Components)	4,797,274
202,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	2,722,219
347,000	Kubota Corp. (Capital Goods)	3,534,013
174,000	Mitsubishi Estate Co. Ltd. (Real Estate)	3,289,032
294,000	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,527,012
285,800	Mitsui & Co. Ltd. (Capital Goods)	4,824,183
595,000	Nippon Express Co. Ltd. (Transportation)	2,510,934
127,000	Nippon Shokubai Co. Ltd. (Materials)	1,407,199
126,000	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	3,126,974

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
150,400	Sony Corp. (Consumer Durables & Apparel)	$5,175,488
57,500	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,955,000
102,500	The Tokyo Electric Power Co., Inc. (Utilities)	2,488,525

		49,339,677

Netherlands — 2.2%
307,095	Koninklijke KPN NV (Telecommunication Services)	4,833,090

Sweden — 0.8%
321,123	Swedish Orphan Biovitrum AB (Pharmaceuticals, Biotechnology & Life Sciences)*	1,836,888

Switzerland — 12.7%
79,589	Aryzta AG (Food, Beverage & Tobacco)	3,499,157
85,684	Julius Baer Group Ltd. (Diversified Financials)	3,877,283
23,996	Kuehne + Nagel International AG (Registered) (Transportation)	3,103,009
787	Lindt & Spruengli AG (Food, Beverage & Tobacco)	2,053,085
88,692	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	4,937,468
14,589	Straumann Holding AG (Registered) (Health Care Equipment & Services)	3,575,343
267,930	UBS AG (Registered) (Diversified Financials)*	4,797,114
105,557	Weatherford International Ltd. (Energy)*	2,471,197

		28,313,656

United Kingdom — 21.3%
244,326	Admiral Group PLC (Insurance)	6,429,201
99,918	Anglo American PLC (Materials)	4,898,777
550,704	Halfords Group PLC (Retailing)	3,584,067
701,767	HSBC Holdings PLC (Banks)(a)	7,651,398
116,999	Intercontinental Hotels Group PLC (Consumer Services)	2,467,341
211,796	Prudential PLC (Insurance)	2,295,146
695,095	Reed Elsevier PLC (Media)	6,150,190
83,043	Rio Tinto PLC (Materials)	5,703,061
147,212	Smiths Group PLC (Capital Goods)	3,207,318
177,912	Tullow Oil PLC (Energy)	3,785,097
515,464	Vodafone Group PLC (Telecommunication Services)	1,446,701

		47,618,297

TOTAL COMMON STOCKS		$189,576,499

Exchange Traded Funds — 7.4%
Australia — 4.5%
399,723	iShares MSCI Australia Index Fund	$9,941,111

Other — 2.9%
139,525	Vanguard Emerging Markets ETF	6,486,517

TOTAL EXCHANGE TRADED FUNDS		$16,427,628

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Rate	Value
Short-term Investment(b) — 6.5%
JPMorgan U.S. Government Money Market Fund — Capital Shares
14,584,687	0.050%	$14,584,687

TOTAL INVESTMENTS — 98.7%		$220,588,814

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		3,013,457

NET ASSETS — 100.0%		$223,602,271

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(b) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2011.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	77	March 2011	$3,120,567	$113,955
FTSE 100 Index	14	March 2011	1,308,103	(18,347)
SPI 200 Index	76	March 2011	8,948,421	(101,089)

TOTAL				$(5,481)

TAX INFORMATION — At January 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$216,882,730

Gross unrealized gain	7,966,289
Gross unrealized loss	(4,260,205)

Net unrealized security gain	$3,706,084

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 93.6%
Australia — 6.7%
256,518	Atlas Iron Ltd. (Materials)*	$820,922
220,840	Boart Longyear Group (Capital Goods)	960,222
397,755	Catalpa Resources Ltd. (Materials)*	677,445
236,536	Charter Hall Retail REIT (REIT)	726,078
80,583	Computershare Ltd. (Software & Services)(a)	811,492
415,915	DUET Group (Utilities)	691,673
132,447	Iluka Resources Ltd. (Materials)*	1,125,652
1,386,481	International Ferro Metals Ltd. (Materials)*	467,296
50,617	Iress Market Technology Ltd. (Software & Services)	453,975
404,147	Mirabela Nickel Ltd. (Materials)*	911,609
174,316	Myer Holdings Ltd. (Retailing)	633,836
24,936	Perpetual Ltd. (Diversified Financials)	780,658
235,875	Primary Health Care Ltd. (Health Care Equipment & Services)	869,700

		9,930,558

Austria — 1.0%
16,919	Andritz AG (Capital Goods)	1,442,940

Belgium — 1.6%
15,083	Barco NV (Technology Hardware & Equipment)*	1,051,472
82,348	Nyrstar NV (Materials)	1,322,804

		2,374,276

Bermuda — 0.6%
154,725	Hiscox Ltd. (Insurance)	931,487

Canada — 10.6%
50,300	Alamos Gold, Inc. (Materials)	760,515
84,500	Bankers Petroleum Ltd. (Energy)*	703,780
152,900	Bellatrix Exploration Ltd. (Energy)*	774,158
26,600	Canadian Western Bank (Banks)	787,361
37,800	Celtic Exploration Ltd. (Energy)*	751,206
43,656	Chartwell Seniors Housing Real Estate Investment Trust (REIT)	359,240
18,400	Dorel Industries, Inc. Class B (Consumer Durables & Apparel)	601,787
12,847	Dundee Real Estate Investment Trust (REIT)	388,483
37,300	Evertz Technologies Ltd. (Technology Hardware & Equipment)	651,870
56,000	Groupe Aeroplan, Inc. (Media)	766,166
50,700	HudBay Minerals, Inc. (Materials)	839,473
45,300	IAMGOLD Corp. (Materials)	861,349
14,600	MacDonald Dettwiler & Associates Ltd. (Software & Services)*	706,854
16,300	Major Drilling Group International (Materials)	687,421
84,300	Neo Material Technologies, Inc. (Materials)*	678,542
53,200	Norbord, Inc. (Materials)*	793,205
126,200	North American Palladium Ltd. (Materials)*	828,016
50,600	Quadra FNX Mining Ltd. (Materials)*	682,179
155,000	Rubicon Minerals Corp. (Materials)*	744,545

Shares	Description	Value
Common Stocks — (continued)
Canada — (continued)
26,500	ShawCor Ltd. Class A (Energy)	$959,859
24,400	Toromont Industries Ltd. (Capital Goods)	765,858
43,400	Westjet Airlines Ltd. Class A (Transportation)	595,079

		15,686,946

China — 1.9%
261,000	China Yurun Food Group Ltd. Class H (Food, Beverage & Tobacco)	851,931
170,000	Golden Eagle Retail Group Ltd. Class H (Retailing)	468,520
366,000	Guangzhou Shipyard International Co. Ltd. Class H (Capital Goods)	803,043
41,674	Hollysys Automation Technologies Ltd. Class H (Technology Hardware & Equipment)*	668,868

		2,792,362

Columbia — 0.6%
21,500	Petrominerales Ltd. (Energy)	838,228

Denmark — 0.1%
2,663	Tryg A/S (Insurance)	144,661

France — 6.6%
18,650	Arkema SA (Materials)	1,296,944
28,393	Cap Gemini SA (Software & Services)	1,428,392
22,839	Compagnie Generale de Geophysique-Veritas (Energy)(a)*	691,802
27,137	Eutelsat Communications (Media)	989,868
5,871	Fonciere Des Regions SA (REIT)	590,746
36,052	Ingenico SA (Technology Hardware & Equipment)	1,338,031
41,265	Rhodia SA (Materials)	1,230,947
26,493	Saft Groupe SA (Capital Goods)	1,003,993
11,878	SEB SA (Consumer Durables & Apparel)	1,179,026

		9,749,749

Germany — 7.6%
24,946	Adidas AG (Registered) (Consumer Durables & Apparel)	1,552,448
26,694	Aixtron SE (Semiconductors & Semiconductor Equipment)	1,102,222
64,568	Freenet AG (Telecommunication Services)	755,018
12,747	Fresenius SE (Health Care Equipment & Services)	1,113,523
28,411	GfK SE (Media)	1,472,324
19,549	MTU Aero Engines Holding AG (Capital Goods)	1,378,714
13,666	Pfeiffer Vacuum Technology AG (Capital Goods)	1,580,148
5,461	Rational AG (Capital Goods)	1,116,305
47,106	Tognum AG (Capital Goods)	1,187,155

		11,257,857

Hong Kong — 0.9%
262,000	Belle International Holdings Ltd. (Retailing)	450,485

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
1,142,000	China Resources Cement Holdings Ltd. (Materials)*	$871,230

		1,321,715

Ireland — 0.9%
41,802	Kerry Group PLC Class A (Food, Beverage & Tobacco)(a)	1,354,710

Italy — 3.5%
123,569	Azimut Holding SpA (Diversified Financials)	1,298,584
222,748	Banca Popolare di Milano Scarl (Banks)(a)	941,841
202,614	Davide Campari-Milano SpA (Food, Beverage & Tobacco)	1,293,661
326,998	Gruppo Editoriale L’Espresso SpA (Media)(a)*	796,297
348,942	Hera SpA (Utilities)	812,354

		5,142,737

Japan — 17.4%
11,500	Aeon Mall Co. Ltd. (Real Estate)	301,514
24,600	Ahresty Corp. (Automobiles & Components)	275,700
6,100	Alfresa Holdings Corp. (Health Care Equipment & Services)	251,788
36,000	Amada Co. Ltd. (Capital Goods)	314,275
101,000	Calsonic Kansei Corp. (Automobiles & Components)*	422,170
32,400	Capcom Co. Ltd. (Software & Services)	555,843
49,100	Citizen Holdings Co. Ltd. (Technology Hardware & Equipment)	318,193
15,200	Cosel Co. Ltd. (Capital Goods)	239,748
6,800	Dai-ichi Seiko Co. Ltd. (Technology Hardware & Equipment)	366,580
381,000	DIC Corp. (Materials)	847,325
62,000	Dowa Holdings Co. Ltd. (Materials)	436,635
204	Dwango Co. Ltd. (Software & Services)	560,889
17,100	FamilyMart Co. Ltd. (Food & Staples Retailing)	635,950
24,300	Foster Electric Co. Ltd. (Consumer Durables & Apparel)	652,472
10,500	FP Corp. (Materials)	625,563
22,800	Hitachi Capital Corp. (Diversified Financials)	361,929
8,500	Hitachi High-Technologies Corp. (Technology Hardware & Equipment)	210,303
50,400	Hitachi Transport System Ltd. (Transportation)	767,639
138,000	Hokuhoku Financial Group, Inc. (Banks)	279,252
122,000	J. Front Retailing Co. Ltd. (Retailing)	632,483
22,000	Keihin Corp. (Automobiles & Components)	501,678
40,000	Keisei Electric Railway Co. Ltd. (Transportation)	270,842
57,500	Kitz Corp. (Capital Goods)	261,382
24,500	Koa Corp. (Technology Hardware & Equipment)	277,541

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
100	M3, Inc. (Health Care Equipment & Services)	$531,771
13,400	Mandom Corp. (Household & Personal Products)	359,572
100,000	Mazda Motor Corp. (Automobiles & Components)	295,858
142	Message Co. Ltd. (Health Care Equipment & Services)	430,421
2,086	Monex Group, Inc. (Diversified Financials)	580,314
194	MTI Ltd. (Software & Services)	402,483
28,200	Namco Bandai Holdings, Inc. (Consumer Durables & Apparel)	308,969
35,800	Nichii Gakkan Co. (Health Care Equipment & Services)	308,603
152,000	Nippon Chemi-Con Corp. (Technology Hardware & Equipment)*	790,837
35,000	Nippon Denko Co. Ltd. (Materials)	262,504
36,000	Nippon Kayaku Co. Ltd. (Materials)	376,429
99,000	Nippon Sheet Glass Co. Ltd. (Capital Goods)	257,285
29,000	Nippon Shokubai Co. Ltd. (Materials)	321,329
28,500	Nipro Corp. (Health Care Equipment & Services)	554,821
33,000	Onward Holdings Co. Ltd. (Consumer Durables & Apparel)	287,329
25,000	Pacific Metals Co. Ltd. (Materials)	214,340
13,000	Pola Orbis Holdings, Inc. (Household & Personal Products)	260,222
86,000	Press Kogyo Co. Ltd. (Automobiles & Components)*	428,470
59,000	Rengo Co. Ltd. (Materials)	394,143
13,900	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	498,188
60,000	Sanyo Special Steel Co. Ltd. (Materials)	372,007
26,200	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	525,356
19,800	Seiko Epson Corp. (Technology Hardware & Equipment)	329,667
7,200	Shimamura Co. Ltd. (Retailing)	644,850
42,000	Sumitomo Heavy Industries Ltd. (Capital Goods)	268,027
53,000	Sumitomo Osaka Cement Co. Ltd. (Materials)	117,016
73,000	The Higo Bank Ltd. (Banks)	385,736
65,000	The Iyo Bank Ltd. (Banks)	554,109
91,000	The Nisshin Oillio Group Ltd. (Food, Beverage & Tobacco)	463,123
125,000	The Ogaki Kyoritsu Bank Ltd. (Banks)	415,994
99,000	The Oita Bank Ltd. (Banks)	374,965
77,700	The Sankei Building Co. Ltd. (Real Estate)	500,507
10,000	The Shibusawa Warehouse Co. Ltd. (Transportation)	34,138
48,000	The Sumitomo Warehouse Co. Ltd. (Transportation)	254,450

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
10,700	THK Co. Ltd. (Capital Goods)	$279,043
116,000	Tokai Tokyo Financial Holdings, Inc. (Diversified Financials)	414,309
58,000	Tokyu Land Corp. (Real Estate)	298,206
89,000	Tsubakimoto Chain Co. (Capital Goods)	503,509
11,600	Tsumura & Co. (Pharmaceuticals, Biotechnology & Life Sciences)	364,753
28,400	Warabeya Nichiyo Co. Ltd. (Food, Beverage & Tobacco)	347,770

		25,679,117

Luxembourg — 2.7%
13,050	Millicom International Cellular SA SDR (Telecommunication Services)	1,234,113
845,421	Regus PLC (Commercial & Professional Services)	1,367,238
33,700	Ternium SA ADR (Materials)	1,312,278

		3,913,629

Netherlands — 3.1%
26,766	CSM NV (Food, Beverage & Tobacco)	878,567
29,743	Eurocommercial Properties NV CVA (REIT)	1,351,722
14,756	Fugro NV CVA (Energy)	1,188,059
23,081	Koninklijke Vopak NV (Transportation)	1,115,445

		4,533,793

Papua New Guinea — 0.4%
78,719	Oil Search Ltd. (Energy)	523,049

Russia — 0.4%
17,850	Eurasia Drilling Co. Ltd. GDR (Energy)	540,855

Singapore — 0.5%
454,000	CapitaMalls Asia Ltd. (Real Estate)	667,138

South Korea — 4.3%
75,481	CJ Internet Corp. (Consumer Services)*	1,350,382
10,760	Fila Korea Ltd. (Consumer Durables & Apparel)*	630,457
126,948	Jinsung T.E.C. Co. Ltd. (Capital Goods)*	1,125,617
1,760	NHN Corp. (Software & Services)*	313,916
13,263	POSCO Chemtech Co. Ltd. (Materials)	1,362,383
11,850	Samsung C&T Corp. (Capital Goods)	757,638
8,760	S-Oil Corp. (Energy)	872,775

		6,413,168

Spain — 0.5%
12,068	Tecnicas Reunidas SA (Energy)	744,615

Sweden — 0.6%
72,988	Hufvudstaden AB Class A (Real Estate)	819,268

Switzerland — 4.7%
14,020	Dufry Group (Registered) (Retailing)*	1,679,564
20,190	Gategroup Holding AG (Commercial & Professional Services)*	1,099,795
501	Lindt & Spruengli AG (Food, Beverage & Tobacco)	1,306,983
11,557	Sonova Holding AG (Registered) (Health Care Equipment & Services)	1,448,877
37,172	Temenos Group AG (Registered) (Software & Services)*	1,458,205

		6,993,424

Shares	Description	Value
Common Stocks — (continued)
Taiwan — 0.8%
551,000	Eva Airways Corp. (Transportation)*	$636,699
382,000	Shihlin Electric & Engineering Corp. (Capital Goods)	505,889

		1,142,588

United Kingdom — 15.6%
91,950	Abcam PLC (Pharmaceuticals, Biotechnology & Life Sciences)	495,263
398,242	Aberdeen Asset Management PLC (Diversified Financials)	1,418,631
184,466	Amlin PLC (Insurance)	1,152,158
256,427	Balfour Beatty PLC (Capital Goods)	1,376,707
94,163	Cape PLC (Commercial & Professional Services)	708,738
27,527	Chemring Group PLC (Capital Goods)	1,484,268
77,620	Close Brothers Group PLC (Diversified Financials)	1,053,690
41,219	Derwent London PLC (REIT)	1,034,687
471,235	GKN PLC (Automobiles & Components)	1,522,102
164,619	Greene King PLC (Consumer Services)	1,245,092
236,971	Halfords Group PLC (Retailing)	1,542,244
168,975	HomeServe PLC (Commercial & Professional Services)	1,183,424
254,776	Inchcape PLC (Retailing)*	1,515,744
59,178	Intercontinental Hotels Group PLC (Consumer Services)	1,247,979
332,125	Metric Property Investments PLC (REIT)*	578,566
217,840	Misys PLC (Software & Services)*	1,184,184
106,552	Travis Perkins PLC (Capital Goods)	1,724,923
58,247	Virgin Media, Inc. (Media)	1,465,494
386,867	William Hill PLC (Consumer Services)	1,124,162

		23,058,056

TOTAL COMMON STOCKS		$137,996,926

Shares	Rate	Value
Short-term Investment(b) — 5.8%
JPMorgan U.S. Government Money Market Fund — Capital Shares
8,568,023	0.050%	$8,568,023

TOTAL INVESTMENTS — 99.4%		$146,564,949

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		818,201

NET ASSETS — 100.0%		$147,383,150

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(b) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2011.

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust
SDR	— Swedish Depository Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Dow Jones STOXX Small 200 Index	229	March 2011	$2,868,848	$(42,594)
MSCI Singapore Index	24	February 2011	1,410,772	(24,862)

TOTAL				$(67,456)

TAX INFORMATION — At January 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$134,928,575

Gross unrealized gain	14,739,835
Gross unrealized loss	(3,103,461)

Net unrealized security gain	$11,636,374

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 86.6%
Australia — 0.5%
280,659	CFS Retail Property Trust (REIT)	$507,288

Denmark — 2.6%
13,315	Carlsberg A/S Class B (Food, Beverage & Tobacco)	1,323,761
24,587	Christian Hansen Holding A/S (Materials)	524,156
6,663	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	750,186
1,150	Tryg A/S (Insurance)	62,471

		2,660,574

Finland — 0.3%
6,632	Outotec Oyj (Capital Goods)	372,057

France — 9.4%
4,520	Air Liquide SA (Materials)	563,886
5,571	Air Liquide SA — Prime De Fidelite (Materials)*	695,002
19,410	BNP Paribas SA (Banks)	1,448,734
12,375	Compagnie Generale de Geophysique — Veritas (Energy)*	374,843
31,229	GDF Suez SA (Utilities)	1,236,977
10,976	Remy Cointreau SA (Food, Beverage & Tobacco)	775,311
34,442	Safran SA (Capital Goods)	1,244,370
18,232	Societe Generale SA (Banks)	1,177,662
37,940	Total SA (Energy)	2,220,109

		9,736,894

Germany — 4.9%
8,091	BASF SE (Materials)	622,877
20,050	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,480,481
12,490	Daimler AG (Registered) (Automobiles & Components)*	913,648
19,508	Henkel AG & Co. KGaA Preference Shares (Household & Personal Products)	1,186,937
13,446	Kabel Deutschland Holding AG (Media)*	677,459
1,484	Volkswagen AG Preference Shares (Automobiles & Components)	240,088

		5,121,490

Hong Kong — 2.2%
184,500	BOC Hong Kong (Holdings) Ltd. (Banks)	597,756
105,000	Kerry Properties Ltd. (Real Estate)	563,393
158,000	Lifestyle International Holdings Ltd. (Retailing)	394,568
45,577	Sun Hung Kai Properties Ltd. (Real Estate)	765,946

		2,321,663

Ireland — 1.0%
32,545	Kerry Group PLC Class A (Food, Beverage & Tobacco)(a)	1,054,711

Israel — 0.9%
18,225	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	995,996

Shares	Description	Value
Common Stocks — (continued)
Italy — 6.1%
86,445	Azimut Holding SpA (Diversified Financials)	$908,449
113,486	Eni SpA (Energy)	2,686,904
1,003,214	Telecom Italia SpA (Telecommunication Services)	1,194,494
392,846	UniCredit SpA (Banks)	974,094
50,943	Unione di Banche Italiane ScpA (Banks)	527,667

		6,291,608

Japan — 21.7%
14,000	Advantest Corp. (Semiconductors & Semiconductor Equipment)	286,936
116,000	Calsonic Kansei Corp. (Automobiles & Components)*	484,869
417,000	DIC Corp. (Materials)	927,388
3,900	FANUC Corp. (Capital Goods)	617,171
27,100	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	980,860
23,800	Hitachi High-Technologies Corp. (Technology Hardware & Equipment)	588,850
116,000	Hitachi Ltd. (Technology Hardware & Equipment)	634,627
27,500	Honda Motor Co. Ltd. (Automobiles & Components)	1,185,310
16,000	JFE Holdings, Inc. (Materials)	515,014
21,500	JSR Corp. (Materials)	443,278
98,600	JX Holdings, Inc. (Energy)	668,274
68,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	916,391
79,000	Kubota Corp. (Capital Goods)	804,573
70,000	Mitsubishi Electric Corp. (Capital Goods)	773,692
41,000	Mitsubishi Estate Co. Ltd. (Real Estate)	775,002
181,700	Mitsubishi UFJ Financial Group, Inc. (Banks)	943,735
75,200	Mitsui & Co. Ltd. (Capital Goods)	1,269,344
1,106	Monex Group, Inc. (Diversified Financials)	307,683
15,500	MS&AD Insurance Group Holdings, Inc. (Insurance)	369,464
45,000	Namco Bandai Holdings, Inc. (Consumer Durables & Apparel)	493,036
3,700	Nidec Corp. (Capital Goods)	349,850
85,000	Nippon Express Co. Ltd. (Transportation)	358,705
53,000	Nippon Shokubai Co. Ltd. (Materials)	587,256
16,100	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	746,959
5,700	ORIX Corp. (Diversified Financials)	563,255
28,200	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	699,846
16,400	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	423,551
16,800	Softbank Corp. (Telecommunication Services)	577,457

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
32,600	Sony Corp. (Consumer Durables & Apparel)	$1,121,814
20,000	Sumitomo Mitsui Financial Group, Inc. (Banks)	680,000
63,000	The Iyo Bank Ltd. (Banks)	537,059
13,900	The Tokyo Electric Power Co., Inc. (Utilities)	337,468
141,000	Tokyo Gas Co. Ltd. (Utilities)	613,095
21,800	Toyota Motor Corp. (Automobiles & Components)	897,497

		22,479,309

Luxembourg — 0.4%
248,236	Regus PLC (Commercial & Professional Services)	401,454

Mexico — 0.0%
1	Cemex SAB de CV ADR (Materials)*	10

Netherlands — 1.9%
89,425	Koninklijke KPN NV (Telecommunication Services)	1,407,379
20,436	TNT NV (Transportation)	552,280

		1,959,659

Singapore — 0.5%
690,000	Cache Logistics Trust (REIT)	534,524

Sweden — 1.4%
14,473	Assa Abloy AB Class B (Capital Goods)	393,832
68,341	Swedish Orphan Biovitrum AB (Pharmaceuticals, Biotechnology & Life Sciences)*	390,924
54,701	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	674,399

		1,459,155

Switzerland — 10.6%
21,856	Aryzta AG (Food, Beverage & Tobacco)	960,906
10,615	Compagnie Financiere Richemont SA Class A (Consumer Durables & Apparel)	577,810
19,524	Julius Baer Group Ltd. (Diversified Financials)	883,480
5,011	Kuehne + Nagel International AG (Registered) (Transportation)	647,991
191	Lindt & Spruengli AG (Food, Beverage & Tobacco)	498,271
29,295	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,630,847
4,263	Sonova Holding AG (Registered) (Health Care Equipment & Services)	534,444
4,375	Straumann Holding AG (Registered) (Health Care Equipment & Services)	1,072,186
4,576	Sulzer AG (Registered) (Capital Goods)	632,864
2,935	Syngenta AG (Registered) (Materials)	946,509
12,310	Temenos Group AG (Registered) (Software & Services)*	482,904
92,258	UBS AG (Registered) (Diversified Financials)*	1,651,820

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
19,881	Weatherford International Ltd. (Energy)*	$465,434

		10,985,466

United Kingdom — 22.2%
73,336	Admiral Group PLC (Insurance)	1,929,765
103,643	Amlin PLC (Insurance)	647,345
18,949	Anglo American PLC (Materials)	929,031
6,707	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	326,992
27,639	Autonomy Corp. PLC (Software & Services)*	662,556
132,887	Balfour Beatty PLC (Capital Goods)	713,445
48,574	BG Group PLC (Energy)	1,089,933
17,510	BHP Billiton PLC (Materials)	668,599
58,340	Capita Group PLC (Commercial & Professional Services)	634,242
17,850	Cookson Group PLC (Capital Goods)*	189,858
57,266	GlaxoSmithKline PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,034,016
151,040	Halfords Group PLC (Retailing)	982,992
277,472	HSBC Holdings PLC (Banks)	3,025,290
84,760	Inchcape PLC (Retailing)*	504,264
49,285	Inmarsat PLC (Telecommunication Services)	536,962
34,247	Intercontinental Hotels Group PLC (Consumer Services)	722,220
59,241	Prudential PLC (Insurance)	641,970
15,963	Reckitt Benckiser Group PLC (Household & Personal Products)	867,627
207,883	Reed Elsevier PLC (Media)	1,839,346
23,823	Rio Tinto PLC (Materials)	1,636,068
16,803	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	443,352
31,936	Smiths Group PLC (Capital Goods)	695,792
50,317	Tullow Oil PLC (Energy)	1,070,500
432,901	Vodafone Group PLC (Telecommunication Services)	1,214,980

		23,007,145

TOTAL COMMON STOCKS		$89,889,003

Exchange Traded Funds — 7.0%
Australia — 4.3%
178,998	iShares MSCI Australia Index Fund	$4,451,680

Other — 2.7%
60,966	iShares MSCI Emerging Markets Index Fund	2,792,853

TOTAL EXCHANGE TRADED FUNDS		$7,244,533

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Rate	Value
Short-term Investment(b) — 6.1%
JPMorgan U.S. Government Money Market Fund — Capital Shares
6,379,657	0.050%	$6,379,657

TOTAL INVESTMENTS — 99.7%		$103,513,193

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		269,883

NET ASSETS — 100.0%		$103,783,076

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(b) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2011. .

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— RealEstate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	30	March 2011	$1,215,805	$19,700
FTSE 100 Index	6	March 2011	560,615	(13,530)
SPI 200 Index	30	March 2011	3,532,272	(39,904)

TOTAL				$(33,734)

TAX INFORMATION — At January 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$89,695,515

Gross unrealized gain	14,403,682
Gross unrealized loss	(586,004)

Net unrealized security gain	$13,817,678

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments
January 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management International (“GSAMI”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAMI’s assumptions in determining fair value measurement).
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy as of January 31, 2011:
Concentrated International Equity

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$30,095,507	$175,908,620	(a)	$—
Short-term Investment	14,584,687	—		—
Derivatives	113,955	—		—

Total	$44,794,149	$175,908,620		$—

Liabilities
Derivatives	$(119,436)	$—		$—

International Small Cap

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$28,202,765	$109,794,161	(a)	$—
Short-term Investment	8,568,023	—		—

Total	$36,770,788	$109,794,161		$—

Liabilities
Derivatives	$(67,456)	$—		$—

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Strategic International Equity

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$11,721,971	$85,411,565	(a)	$—
Short-term Investment	6,379,657	—		—
Derivatives	19,700	—		—

Total	$18,121,328	$85,411,565		$—

Liabilities
Derivatives	$(53,434)	$—		$—

(a) To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.
Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     The following table sets forth, by certain risk types, the gross value of the Funds’ derivative contracts for trading activities as of January 31, 2011. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fund	Risk	Assets	Liabilities

Concentrated International Equity	Equity	$113,955	$(119,436)

International Small Cap	Equity	—	(67,456)

Strategic International Equity	Equity	19,700	(53,434)

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Issuer Concentration Risk — The Concentrated International Equity Fund intends to invest in a relatively small number of issuers. As a result, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 31, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	March 31, 2011

* Print the name and title of each signing officer under his or her signature.